Prepaid Expenses (Schedule of Prepaid Expenses) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Prepaid Expenses [Abstract]
Prepaid expenses	$ 468,600	$ 297,003
Deposits	21,302	22,600
Total current prepaid expenses	$ 489,902	$ 319,603